Leases (Details) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 15, 2022	Oct. 01, 2018	Jun. 24, 2022	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 01, 2023	May 18, 2023	Feb. 28, 2023
Leases [Line Items]
Operating lease term		62 months 15 days				3 years		36 months
Security deposit				$ 2,000					$ 50,000
Monthly rent		$ 16,200		$ 47,100
Rent percentage		3.00%		3.00%
Gain at termination of lease				$ 61,844
Right-of-use assets				1,178,577	$ 1,427,918
Lease liabilities				1,394,037
Lease option				$ 1
Copiers One [Member]
Leases [Line Items]
Finance lease term	39 months
Monthly payments of finance lease	$ 234
Copiers Two [Member]
Leases [Line Items]
Finance lease term	39 months
Monthly payments of finance lease	$ 214
Forklifts One [Member]
Leases [Line Items]
Finance lease term			60 months
Monthly payments of finance lease			$ 383
Forklifts Two [Member]
Leases [Line Items]
Finance lease term			60 months
Monthly payments of finance lease			$ 451
Warehouse and Office [Member]
Leases [Line Items]
Security deposit		$ 41,841					$ 50,000